Note 8 - Convertible Notes Payable - 10Q (Details) - Notes Payable (Parentheticals)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Private Placement [Member] | Due June 26, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Interest Rate	8.00%	8.00%	8.00%
JMJ Financial Inc [Member] | Due February 22, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Interest Rate		8.00%	8.00%
Asher Enterprises Inc [Member] | Due February 22, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Interest Rate	8.00%	8.00%
Asher Enterprises Inc [Member] | Due March 21, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Interest Rate	8.00%	8.00%	8.00%
Asher Enterprises Inc [Member] | Due May 10, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Interest Rate	8.00%	8.00%	8.00%
Asher Enterprises Inc [Member] | Due August 27, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Interest Rate	8.00%	8.00%	8.00%
Asher Enterprises Inc [Member] | Due December 6, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Interest Rate	8.00%	8.00%
Carebourn Capital LP [Member] | Due December 19, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Interest Rate	8.00%	8.00%
TCA Global Credit Master Fund, LP [Member] | Due January 3, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Interest Rate	12.00%	12.00%	12.00%